Equity-based participation plans for employees (Details 3) - Select outside North America Pure in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	2.6	3.4
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 62.0	$ 60.9
Number of share options exercised or sold	(0.9)	(0.8)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 58.9	$ 57.3
Number of share options outstanding at end of period	1.7	2.6
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 63.6	$ 62.0
Number of share options exercisable	1.7	2.6
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 63.6	$ 62.0
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	1.7	2.6
Weighted average remaining contractual life of outstanding share options	8 months 12 days
Exercise price of outstanding share options	$ 63.6
Weighted average exercise price of share options outstanding in share-based payment arrangement	63.6	$ 62.0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	$ 90.0
57.6
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.5
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.5
Weighted average remaining contractual life of outstanding share options	0 years
Exercise price of outstanding share options	$ 57.6
66.1
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	1.2
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	1.2
Weighted average remaining contractual life of outstanding share options	1 year
Exercise price of outstanding share options	$ 66.1